GuidePath® Conservative Allocation Fund
Schedule of Investments (Unaudited)
June 30, 2020

Number of Shares		Value
	INVESTMENT COMPANIES - 98.81%
	Exchange Traded Funds - 71.03%
94,553	iShares 1-3 Year Treasury Bond ETF	$8,189,235
54,323	iShares 3-7 Year Treasury Bond ETF (a)	7,261,355
73,782	iShares 7-10 Year Treasury Bond ETF	8,991,812
164,941	iShares Broad USD Investment Grade Corporate Bond ETF	9,965,735
306,317	iShares Core Aggressive Allocation ETF	16,810,677
464,824	iShares Core Growth Allocation ETF	21,563,185
66,584	iShares Core MSCI Emerging Markets ETF	3,169,398
72,993	iShares Core MSCI Europe ETF	3,121,181
170,469	iShares Core S&P Small-Cap ETF (a)	11,641,328
38,444	iShares Core U.S. Aggregate Bond ETF	4,544,465
118,615	iShares Edge MSCI Min Vol USA ETF (a)	7,191,628
18,676	iShares iBoxx High Yield Corporate Bond ETF (a)	1,524,335
28,035	iShares J.P. Morgan USD Emerging Markets Bond ETF	3,061,983
55,628	iShares Long-Term Corporate Bond ETF (a)	3,896,185
65,838	iShares MSCI Canada ETF (a)	1,703,888
95,822	iShares MSCI Switzerland ETF (a)	3,733,225
127,183	Principal Active Income ETF	4,594,677
104,282	SPDR Bloomberg Barclays High Yield Bond ETF	10,549,167
57,681	SPDR Bloomberg Barclays International Treasury Bond ETF (a)	1,667,558
24,649	SPDR Gold Shares (b)	4,125,503
103,317	SPDR Portfolio TIPS ETF (a)	3,113,974
35,645	SPDR S&P China ETF	3,739,873
316,274	Vanguard FTSE Developed Markets ETF	12,268,269
36,908	Vanguard Global ex-U.S. Real Estate ETF	1,722,127
180,593	Vanguard High Dividend Yield ETF	14,227,117
98,251	Vanguard Long-Term Treasury ETF	9,834,925
494,580	Vanguard Mortgage-Backed Securities ETF	26,890,315
36,614	Vanguard Real Estate ETF (a)	2,875,297
65,726	Vanguard S&P 500 ETF (a)	18,628,720
11,162	Vanguard Total Bond Market ETF	986,051
39,918	Vanguard Value ETF	3,975,434
		235,568,622
	Mutual Funds - 27.78%
358,601	American Funds - Capital Income Builder - Class F3	20,590,855
1,333,136	American Funds - High-Income Trust - Class F3	12,331,508
321,502	American Funds - Intermediate Bond Fund of America - Class F2	4,546,043
365,729	American Funds - Mutual Fund - Class F3	14,526,771
325,979	American Funds - The Bond Fund of America - Class F2	4,560,446
973,501	American Funds - The Income Fund of America - Class F3	20,433,777
326,644	American Funds - U.S. Government Securities Fund - Class F3	4,870,259
1,830,538	Vanguard High-Yield Corporate Fund - Admiral Shares	10,269,316
		92,128,975
	Total Investment Companies (Cost $305,405,877)	327,697,597

	SHORT TERM INVESTMENTS - 0.98%
	Money Market Funds - 0.98%
3,254,109	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 0.12% (c)	3,254,109
	Total Short Term Investments (Cost $3,254,109)	3,254,109

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 16.24%
	Investments Purchased with Proceeds from Securities Lending - 16.24%
53,865,681	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 0.33% (c)	53,865,681
	Total Investments Purchased with Proceeds from Securities Lending (Cost $53,865,681)	53,865,681

	Total Investments (Cost $362,525,667) - 116.03%	384,817,387
	Liabilities in Excess of Other Assets - (16.03)%	(53,174,892)
	TOTAL NET ASSETS - 100.00%	$331,642,495

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of June 30, 2020.